GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations	$ 40,382	$ 21,237	$ 21,806
Net loss on sale of vessels	(15,762)	0	(2,109)
Amortization of deferred gains	0	2,321	15,062
Gain (loss) on sale of vessels	$ 24,620	$ 23,558	$ 34,759